Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Borrowings [abstract]
Net debt	$ 7,535	$ 9,591
Shareholders’ Equity	26,275	23,596	$ 23,629	$ 16,707
Debt and Shareholders' Equity, Net	$ 33,810	$ 33,187
Net Debt to Capitalization	22.00%	29.00%